UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

8925 South Kostner Avenue

Hometown, IL 60456
(Address of principal executive offices) (Zip code)

Bassam Osman,

Allied Asset Advisors Funds

8925 South Kostner Avenue

Hometown, IL 60456
(Name and address of agent for service)

(877)-417-6161

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a)

Iman Fund
Class K | IMANX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about the Iman Fund for the period of June 1, 2024, to May 31, 2025.  You can find additional information about the Fund at https://investaaa.com/literature/. You can also request this information by contacting us at 1-888-386-3785.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K1	$112	1.10%
1	The Advisor has agreed to reduce the annual rate of its advisory fee to an annual rate of 0.70% of the Fund’s daily average net assets through September 30, 2026. The Advisor may extend or otherwise amend the terms of this arrangement, subject to approval of the Fund’s Board of Trustees, including a majority of the Trustees who are not interested persons (as defined in the Investment Company Act of 1940, as amended) after the term. Without this waiver, the costs shown above may have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The  Iman Fund Class K (IMANX) performed in line with its investment strategy during the one-year period covered by this report, returning a 3.48% return.
The Iman Fund Class K Contributors to Performance:

(1)	Heavy Tech Exposure: Excellent holdings such as below

•	Top holdings include Microsoft (7.4%), Apple (6.7%), Nvidia (5.9%), and TSMC (5.0%), all high-performing growth leaders

•	Tech rally driven by AI demand, cloud computing expansion, and semiconductor strength propelled returns.

(2)	Shariah-Compliant Growth Strategy

•	The fund adheres to Islamic investing principles—excluding interest-income, alcohol, defense, etc.—while focusing on high-growth sectors.

•	This focus allowed it to capture big-cap secular winners with strong growth outlooks.

(3)	Skilled Active Management

•	Managed by Dr. Bassam Osman since inception (2000), the fund demonstrates disciplined stock selection within its Sharia compliance constraints.

•	Annual turnover is around ~25%, suggesting thoughtful, not based on speculative trading.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
Iman Fund	PAGE 1	TSR-AR-018866103

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class K (without sales charge)	3.48	11.18	10.35
Dow Jones Islamic Market World Index TR	8.81	12.05	10.48
Visit https://investaaa.com/literature/for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2025)

Net Assets	$195,231,412	Net Advisory Fee	$1,568,382
Number of Holdings	110	Portfolio Turnover	27%
Visit https://investaaa.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)

NAIC Industry Group Sector Breakdown	(% of N/A)
Semiconductor & Other Elec. Component Mfg.	15.9%
Software Publishers	9.6%
Computer Systems Design & Related Services	8.2%
Communications Equipment Manufacturing	7.2%
Pharmaceutical & Medicine Manufacturing	5.4%
Other Information Services	3.9%
Medical Equipment & Supplies Manufacturing	3.3%
Oil & Gas Extraction	3.1%
Motor Vehicle Manufacturing	2.8%
Cash & Other	40.6%

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
Apple, Inc.	6.7%
NVIDIA Corp.	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Alphabet, Inc.	4.6%
Meta Platforms, Inc.	3.9%
Exxon Mobil Corp.	2.7%
Broadcom, Inc.	2.4%
SAP SE	2.1%
Johnson & Johnson	2.0%
HOW HAS THE FUND CHANGED?
The Fund has not had any material changes during the period covered by this report.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://investaaa.com/literature/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Allied Asset Advisors, Inc. documents not be householded, please contact Allied Asset Advisors, Inc. at 1-888-386-3785, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Allied Asset Advisors, Inc. or your financial intermediary.
Iman Fund	PAGE 2	TSR-AR-018866103

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The Registrant’s code of ethics is incorporated herein by reference to its form N-CSR filed on August 9, 2007.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the Registrant believes that the experience provided by each member of the audit committee together offers the Registrant adequate oversight for the Registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2025	FYE 5/31/2024
(a) Audit Fees	15,500	14,750
(b) Audit-Related Fees	-	-
(c) Tax Fees	-	-
(d) All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2025	FYE 5/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2025	FYE 5/31/2024
Registrant	-	-
Registrant’s Investment Adviser	-	-

(i) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Iman Fund

Allied Asset Advisors

Annual Financial Statements and Other Information

MAY 31, 2025

Trading Symbol: IMANX

Iman Fund
Schedule of Investments
May 31, 2025

	Shares	Value
COMMON STOCKS - 99.4%
Apparel Accessories and Other Apparel Manufacturing - 0.2%
Deckers Outdoor Corp.(a)	2,910	$307,063
Architectural, Engineering, and Related Services - 1.0%
Exponent, Inc.	12,800	977,152
Simpson Manufacturing Co., Inc.	6,760	1,052,532
		2,029,684
Audio and Video Equipment Manufacturing - 0.9%
Dolby Laboratories, Inc. - Class A	24,300	1,804,518
Automotive Parts, Accessories, and Tire Retailers - 1.9%
O’Reilly Automotive, Inc.(a)	2,660	3,637,550
Bakeries and Tortilla Manufacturing - 0.1%
J & J Snack Foods Corp.	935	107,684
Basic Chemical Manufacturing - 1.3%
Linde PLC	5,585	2,611,434
Building Equipment Contractors - 0.2%
EMCOR Group, Inc.	800	377,488
Business Support Services - 0.3%
Uber Technologies, Inc.(a)	7,100	597,536
Clothing and Clothing Accessories Retailers - 2.3%
Boot Barn Holdings, Inc.(a)	1,200	192,372
Lululemon Athletica, Inc.(a)	750	237,503
Ross Stores, Inc.	21,535	3,016,838
TJX Cos., Inc.	7,600	964,440
		4,411,153
Communications Equipment Manufacturing - 7.2%
Apple, Inc.	65,370	13,129,564
QUALCOMM, Inc.	6,390	927,828
		14,057,392
Computer and Peripheral Equipment Manufacturing - 0.1%
Super Micro Computer, Inc.(a)	6,700	268,134
Computer Systems Design and Related Services - 8.2%
Alphabet, Inc. - Class A	41,350	7,101,449
Alphabet, Inc. - Class C	10,585	1,829,617
EPAM Systems, Inc.(a)	650	113,419
F5, Inc.(a)	7,525	2,147,484
PDF Solutions, Inc.(a)	5,700	100,890
SAP SE - ADR	13,400	4,058,324
ServiceNow, Inc.(a)	755	763,373
		16,114,556

	Shares	Value
Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.5%
Shopify, Inc. - Class A(a)	8,500	$911,370
Cut and Sew Apparel Manufacturing - 0.2%
Cintas Corp.	1,700	385,050
Drugs and Druggists’ Sundries Merchant Wholesalers - 0.4%
McKesson Corp.	1,075	773,473
Electric Power Generation, Transmission and Distribution - 0.4%
GE Vernova, Inc.	1,800	851,364
Footwear Manufacturing - 0.5%
NIKE, Inc. - Class B	13,000	787,670
Skechers USA, Inc. - Class A(a)	3,700	229,548
		1,017,218
Freight Transportation Arrangement - 0.2%
Expeditors International of Washington, Inc.	1,800	202,914
JB Hunt Transport Services, Inc.	1,630	226,326
		429,240
General Freight Trucking - 0.1%
Old Dominion Freight Line, Inc.	1,480	237,052
Household Appliance Manufacturing - 1.5%
A.O. Smith Corp.	27,100	1,742,801
SharkNinja, Inc.(a)	13,000	1,195,090
		2,937,891
Independent Artists, Writers, and Performers - 0.1%
Madison Square Garden Sports Corp.(a)	910	172,800
Industrial Machinery Manufacturing - 2.7%
Applied Materials, Inc.	4,800	752,400
ASML Holding NV	4,200	3,094,434
Axcelis Technologies, Inc.(a)	1,700	95,778
Kadant, Inc.	4,000	1,255,640
		5,198,252
Machinery, Equipment, and Supplies Merchant Wholesalers - 0.2%
Ferguson Enterprises, Inc.	2,000	364,680
Medical Equipment and Supplies Manufacturing - 3.3%
Boston Scientific Corp.(a)	10,000	1,052,600
Edwards Lifesciences Corp.(a)	4,450	348,079
Intuitive Surgical, Inc.(a)	1,480	817,463
Johnson & Johnson	24,850	3,856,969
ResMed, Inc.	1,155	282,732
		6,357,843

The accompanying notes are an integral part of these financial statements.

1

Iman Fund
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Metal Ore Mining - 1.6%
Agnico Eagle Mines Ltd.	14,400	$1,699,056
Alamos Gold, Inc. - Class A	50,500	1,307,445
Franco-Nevada Corp.	1,265	213,532
		3,220,033
Miscellaneous Durable Goods Merchant Wholesalers - 2.2%
Pool Corp.	7,357	2,211,441
Wheaton Precious Metals Corp.	25,000	2,168,750
		4,380,191
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 1.3%
Copart, Inc.(a)	47,900	2,465,892
Motor Vehicle Manufacturing - 2.8%
Federal Signal Corp.	19,500	1,834,365
Tesla, Inc.(a)	10,620	3,679,405
		5,513,770
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 1.2%
Danaher Corp.	11,400	2,164,860
Veralto Corp.	2,233	225,600
		2,390,460
Nursing Care Facilities (Skilled Nursing Facilities) - 0.1%
Ensign Group, Inc.	1,000	147,260
Offices of Real Estate Agents and Brokers - 0.4%
Landbridge Co. LLC - Class A	10,937	781,449
Oil and Gas Extraction - 3.1%
EOG Resources, Inc.	6,070	659,020
Exxon Mobil Corp.	51,920	5,311,416
		5,970,436
Other Amusement and Recreation Industries - 0.4%
OneSpaWorld Holdings Ltd.	41,800	788,348
Other Electrical Equipment and Component Manufacturing - 1.2%
Hubbell, Inc.	6,000	2,337,480
Other Fabricated Metal Product Manufacturing - 1.1%
Watts Water Technologies, Inc. - Class A	8,815	2,134,288
Other Financial Investment Activities - 0.7%
Chemed Corp.	2,235	1,284,767

	Shares	Value
Other General Purpose Machinery Manufacturing - 1.9%
Graco, Inc.	38,700	$3,276,342
Mettler-Toledo International, Inc.(a)	410	473,763
		3,750,105
Other Information Services - 3.9%
Meta Platforms, Inc. - Class A	11,825	7,656,569
Other Miscellaneous Manufacturing - 0.1%
YETI Holdings, Inc.(a)	7,229	220,918
Other Professional, Scientific, and Technical Services - 2.1%
Gartner, Inc.(a)	2,270	990,673
IDEXX Laboratories, Inc.(a)	6,200	3,182,832
		4,173,505
Petroleum and Coal Products Manufacturing - 1.3%
Chevron Corp.	19,200	2,624,640
Pharmaceutical and Medicine Manufacturing - 5.4%
Abbott Laboratories	16,300	2,177,354
Eli Lilly & Co.	3,340	2,463,818
Novo Nordisk AS - ADR	40,300	2,881,450
Regeneron Pharmaceuticals, Inc.	915	448,606
Roche Holding AG - ADR	49,000	1,974,700
Vertex Pharmaceuticals, Inc.(a)	1,300	574,665
		10,520,593
Plastics Product Manufacturing - 0.1%
AZEK Co., Inc.(a)	3,900	193,089
Residential Building Construction - 1.1%
Lennar Corp. - Class A	2,725	289,068
NVR, Inc.(a)	258	1,835,910
		2,124,978
Restaurants and Other Eating Places - 0.1%
Chipotle Mexican Grill, Inc.(a)	5,750	287,960
Rubber Product Manufacturing - 0.7%
West Pharmaceutical Services, Inc.	6,535	1,377,905
Sawmills and Wood Preservation - 0.8%
Louisiana-Pacific Corp.	1,900	171,133
UFP Industries, Inc.	13,900	1,356,084
		1,527,217
Scientific Research and Development Services - 0.2%
Marvell Technology, Inc.	5,000	300,950
Semiconductor and Other Electronic Component Manufacturing - 15.9%
Advanced Micro Devices, Inc.(a)	8,700	963,351
Analog Devices, Inc.	4,350	930,813

The accompanying notes are an integral part of these financial statements.

2

Iman Fund
Schedule of Investments
May 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Semiconductor and Other Electronic Component Manufacturing - (Continued)
Broadcom, Inc.	19,435	$4,704,630
FormFactor, Inc.(a)	16,700	498,495
Lam Research Corp.	9,800	791,742
Monolithic Power Systems, Inc.	350	231,665
NVIDIA Corp.	84,650	11,438,755
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50,000	9,666,000
Texas Instruments, Inc.	8,800	1,609,080
Vertiv Holdings Co. - Class A	1,540	166,212
Vicor Corp.(a)	1,500	65,460
		31,066,203
Services to Buildings and Dwellings - 0.1%
Rollins, Inc.	3,300	188,925
Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 1.9%
Oil-Dri Corp. of America	2,894	145,192
Procter & Gamble Co.	20,565	3,493,788
		3,638,980
Software Publishers - 9.6%
Adobe, Inc.(a)	1,915	794,897
ANSYS, Inc.(a)	1,325	438,336
Cadence Design Systems, Inc.(a)	1,470	421,993
Microsoft Corp.	31,180	14,354,025
NEXTracker, Inc. - Class A(a)	4,100	232,429
Salesforce, Inc.	6,680	1,772,672
Tyler Technologies, Inc.(a)	1,300	750,087
		18,764,439
Support Activities for Mining - 0.4%
Rio Tinto PLC - ADR	13,100	778,533
Ventilation, Heating, Air-Conditioning, and Commercial Refrigeration Equipment Manufacturing - 1.7%
Lennox International, Inc.	4,895	2,762,983
Trane Technologies PLC	1,260	542,140
		3,305,123
Warehousing and Storage - 0.9%
Landstar System, Inc.	12,400	1,701,528

	Shares	Value
Water, Sewage and Other Systems - 1.3%
Texas Pacific Land Corp.	2,260	$2,517,708
TOTAL COMMON STOCKS (Cost $140,311,804)		194,094,667
TOTAL INVESTMENTS - 99.4% (Cost $140,311,804)		$194,094,667
Other Assets in Excess of Liabilities - 0.6%		1,136,745
TOTAL NET ASSETS - 100.0%		$195,231,412

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

3

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025

ASSETS:
Investments, at value (cost $140,311,804)	$194,094,667
Cash	1,297,503
Receivable for capital shares sold	27,758
Dividends receivable	233,646
Other assets	28,719
Total assets	195,682,293
LIABILITIES:
Payable for capital shares redeemed	203,984
Payable to Adviser (Note 3)	113,910
Payable for professional fees	51,759
Payable for Trustee fees	4,522
Accrued fund administration & fund accounting expense	46,197
Accrued expenses and other liabilities	30,509
Total liabilities	450,881
NET ASSETS	$195,231,412
Net Assets Consist of:
Paid-in capital	$143,070,484
Total distributable earnings	52,160,928
Net Assets	$195,231,412
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,384,003
Net asset value, redemption price and offering price per share	$15.76

The accompanying notes are an integral part of these financial statements.

4

IMAN FUND
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2025

INVESTMENT INCOME:
Dividend income (Net of foreign withholding tax of $64,128)	$1,984,566
Total investment income	1,984,566
EXPENSES:
Advisory fees (Note 3)(1)	1,962,877
Administration fees	218,272
Transfer agent fees and expenses	111,922
Legal fees	106,193
Fund accounting fees	63,515
Federal and state registration fees	33,826
Custody fees	20,658
Trustees’ fees and related expenses	16,524
Audit fees	14,776
Reports to shareholders	12,381
Other expenses	2,460
Total expenses before Adviser Waiver	2,563,404
Expenses waived by the Adviser (see Note 3)	(394,495)
Total net expenses	2,168,909
Net investment loss	(184,343)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from security transactions	5,864,814
Change in net unrealized depreciation on investments	582,739
Realized and unrealized gain on investments	6,447,553
NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,263,210

(1)	As of September 30, 2024, the Adviser is waiving a portion of its management fees for two years, ending on September 30, 2026.
The accompanying notes are an integral part of these financial statements.

5

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2025	2024
FROM OPERATIONS:
Net investment loss	$(184,343)	$(371,104)
Net realized gain on investments	5,864,814	6,525,809
Change in net unrealized appreciation on investments	582,739	34,230,749
Net increase in net assets from operations	6,263,210	40,385,454
Net increase in net assets resulting from distributions paid	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	22,358,077	12,143,234
Net asset value of shares issued in reinvestment of distributions to shareholders	—	—
Payments for shares redeemed	(19,220,761)	(15,552,487)
Net increase (decrease) in net assets from capital share transactions	3,137,316	(3,409,253)
Total increase in net assets	9,400,526	36,976,201
NET ASSETS:
Beginning of year	185,830,886	148,854,685
End of year	$195,231,412	$185,830,886

The accompanying notes are an integral part of these financial statements.

6

IMAN FUND
FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each year

	Year Ended May 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$15.23	$11.93	$11.21	$15.73	$11.63
Income (loss) from investment operations:
Net investment loss(1)	(0.01)	(0.03)	(0.03)	(0.10)	(0.13)
Net realized and unrealized gains (loss) on investments	0.54	3.33	0.90	(1.41)	4.65
Total from investment operations	0.53	3.30	0.87	(1.51)	4.52
Less distributions paid:
From net investment income	—	—	—	—	—
From net realized gain on investments	—	—	(0.15)	(3.01)	(0.42)
Total distributions paid	—	—	(0.15)	(3.01)	(0.42)
Net asset value, end of year	$15.76	$15.23	$11.93	$11.21	$15.73
Total return	3.48%	27.66%	7.93%	(14.19)%	38.85%
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of year (000’s)	$195,231	$185,831	$148,855	$139,665	$154,638
Ratio of gross expenses to average net assets (before waivers)	1.30%	1.31%	1.35%	1.28%	1.29%
Ratio of net expenses to average net assets	1.10%(2)	1.31%	1.35%	1.28%	1.29%
Ratio of net investment income (loss) to average net assets (before waivers)	(0.29)%	(0.24)%	(0.24)%	(0.77)%	(0.93)%
Ratio of net investment income (loss) to average net assets	(0.09)%(2)	(0.24)%	(0.24)%	(0.77)%	(0.93)%
Portfolio turnover rate	26.9%	25.1%	71.9%	114.5%	106.6%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book to tax differences.
(2)	As of September 30, 2024, the Adviser is waiving a portion of its management fees for two years, ending on September 30, 2026. See Note 3 for details.
The accompanying notes are an integral part of these financial statements.

7

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025
1. ORGANIZATION
Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust. Allied Asset Advisors, Inc. (the “Adviser”), a Delaware corporation, serves as investment adviser to the Fund.
The Trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers one class of shares of the Fund.
The Fund seeks growth of capital while adhering to Islamic principles. The Fund seeks to achieve its investment objective by investing in common stocks and equity-related securities of domestic and foreign issuers that meet Islamic principles and whose prices the Adviser anticipates will increase over the long term. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations or businesses that derive interest income as their primary source of income. The Fund may invest in companies of all market capitalizations. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. There can be no guarantee that the Fund will achieve its investment objective.
The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates: In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Security Valuation: Investment securities are carried at fair value determined using the following valuation methods:
•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.
•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the year ended May 31, 2025.

•
Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under direction of the Board of Trustees. The Fund did not hold any such securities during the year ended May 31, 2025.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

8

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
Summary of Fair Value Exposure at May 31, 2025
The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical securities the Fund has the ability to access.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Common Stocks	$194,094,667	$ —	$ —	$194,094,667
Total*	$194,094,667	$—	$—	$194,094,667

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.
The Fund did not hold any investments during the year ended May 31, 2025 with significant unobservable inputs which would be classified as Level 3. The Fund did not hold any derivative instruments during the reporting period.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. The Fund does not invest in securities of U.S. or foreign governments.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

9

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
As of and during the year ended May 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2022 through May 31, 2025.
As of May 31, 2025, the tax cost of investments and the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Cost of investments	$140,485,203
Gross tax unrealized appreciation	$61,489,211
Gross tax unrealized depreciation	(7,879,747)
Net tax unrealized appreciation	53,609,464
Other accumulated losses	(1,448,536)
Total distributable earnings	$52,160,928

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses relating to wash sale transactions.
At May 31, 2025, the Iman Fund had short-term tax basis capital losses of $1,448,536 and long-term tax basis capital losses of $0 which may be carried forward to offset future capital gains. To the extent that the Iman Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
During the 2025 fiscal year, the Iman Fund utilized $5,742,474 of capital loss carryover.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2025, the Fund did not defer any late year losses or post-October capital losses.
Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.
The tax character of distributions paid were as follows:

	Year Ended May 31,
	2025	2024
Ordinary income	$ —	$ —
Long-term capital gains	$—	$—

Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book to tax differences related to the components of the Fund’s net assets. These reclassifications have no impact on the net assets or net asset value of the Fund.
For the fiscal year ended May 31, 2025, total distributable earnings was increased by $275,845 and paid-in capital was decreased by $(275,845) resulting from such reclassification. This reclassification was due to net operating losses.
Other: Investment transactions and shareholder transactions are accounted for on the trade date. Net realized gains and losses on securities are computed on the basis of specific security lot identification. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

10

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
Subsequent Events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. For the period noted above, there were no such events or transactions.
ASU 2023-07: In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This change is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”), clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures, and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.
For the period ended May 31, 2025, the Fund had advisory expenses of $1,962,877 and as of May 31, 2025, the Fund had $113,910 payable to the Adviser.
The Adviser is waiving a portion of its management fee for two years beginning on September 30, 2024 and through September 30, 2026 such that the Trust, on behalf of the Fund, is compensating the Adviser for its management services at the annual rate of 0.70% of the Fund’s daily average net assets (instead 1.00% as set forth in the investment advisory contract), and (ii) a Consulting Services Agreement, which provides that during the effective period of the Advisory Fee Waiver Agreement the Adviser is allocating a portion of the management fee received by the Adviser to the North American Islamic Trust (“NAIT”), the parent company of the Adviser, such that the Adviser will pay to NAIT an amount equal an annual rate of 0.10% of the Fund’s daily average net assets for NAIT’s consulting services to the Adviser regarding Shariah compliance matters for the Fund. The waived fees are not subject to recoupment.
The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”), a subsidiary of ACA Global. Fees for such distribution services are paid to the Distributor by the Adviser.
4. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions of the Fund for the year ended May 31, 2025, were as follows:

	Amount	Shares
Shares sold	$22,358,077	1,405,976
Shares reinvested	—	—
Shares redeemed	(19,220,761)	(1,225,027)
Net Increase	$3,137,316	180,949
Shares Outstanding
Beginning of year		12,203,054
End of year		12,384,003

11

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2025(Continued)
Capital Share Transactions of the Fund for the year ended May 31, 2024, were as follows:

	Amount	Shares
Shares sold	$12,143,234	912,214
Shares reinvested	—	—
Shares redeemed	(15,552,487)	(1,183,842)
Net Decrease	$(3,409,253)	(271,628)
Shares Outstanding
Beginning of year		12,474,682
End of year		12,203,054

5. Securities Transactions
During the year ended May 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $52,417,632 and $55,389,054, respectively. There were no purchases or sales of U.S. government securities for the Fund.
6. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 (“1940 Act”). As of May 31, 2025, NAIT held 48.98% of the Fund.

12

IMAN FUND
Report of Independent Registered Public Accounting Firm
To the Shareholders of Iman Fund and
Board of Trustees of Allied Asset Advisors Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Allied Asset Advisors Funds comprising Iman Fund (the “Fund”) as of May 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2006.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 24, 2025

13

IMAN FUND
OTHER INFORMATION (Unaudited)
Tax Information
The Fund designates 0.00% of its ordinary income distribution for the year ended May 31, 2025 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
For the year ended May 31, 2025, 0.00% of the dividends paid from net ordinary income for the Fund qualifies for the dividends received deduction available to corporate shareholders.
For the year ended May 31, 2025, 0.00% of the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C).
The Fund designates 0.00% of its ordinary income distributions for the year ended May 31, 2025 as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C).

14

IMAN FUND
OTHER INFORMATION
May 31, 2025 (Unaudited)
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com. Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.
PROXY VOTING RECORD
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT will be available on the EDGAR database on the SEC’s website at www.sec.gov. These Forms may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
PRIVACY POLICY
In the course of servicing your account, we collect the following nonpublic personal information about you:
•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”).
We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

15

IMAN FUND
OTHER INFORMATION
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies May 31, 2025
There were no changes in or disagreements with accountants during the period covered by this report.

16

IMAN FUND
OTHER INFORMATION
Item 9 – Proxy Disclosures for Open-End Management Investment Companies
May 31, 2025
There were no matters submitted to a vote of shareholders during the period covered by this report.

17

IMAN FUND
OTHER INFORMATION
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
May 31, 2025
Included under Item 7a in the Financial Statements.

18

IMAN FUND
OTHER INFORMATION
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
May 31, 2025 (Unaudited)
In approving the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Allied Asset Advisors Inc. (the “Adviser”) and Allied Asset Advisors Funds (the “Trust), on behalf of the Iman Fund (the “Fund”), the Board of Trustees of the Fund (the “Board”) was advised by, and the independent Trustees of the Board met in executive session with, independent legal counsel to discuss the duties of the Trustees in consideration of the continuance of the Advisory Agreement. The Board received and reviewed a substantial amount of information provided by the Adviser and third parties in response to the Board’s requests. Based on its evaluation of the information provided, the Board, at a meeting held April 21, 2025, approved continuation of the Advisory Agreement for a one-year term through June 30, 2026.
The Board reviewed and analyzed various factors in considering the Advisory Agreement and reaching its conclusions, including each of the factors described below.
Nature, Quality, and Extent of Services
The Board’s analysis of the nature, quality, and extent of the Adviser’s service to the Fund took into account the knowledge gained from the Board’s regular meetings with the Adviser throughout the prior year. In addition, the Board reviewed information on the key personnel involved in providing investment advisory services to the Fund and the Adviser’s performance of services for the Fund, such as stock selection, adherence to the Fund’s investment objective, policies and restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board further considered the compliance programs and compliance records of the Adviser. The Board concluded that the nature, quality, and extent of the services provided by the Adviser to the Fund were appropriate and the Fund was likely to continue to benefit from services provided under its contract with the Adviser.
Investment Performance
In considering the performance of the Fund and the Adviser, the Board compared the Fund’s performance with that of a universe of greater than 1,300 U.S. large cap growth mutual funds, as determined by Morningstar, an independent data service provider. The performance data was for one-, three-, five- and ten-year periods ended February 28, 2025. The Board also compared the Fund’s performance for the one-, three-, five- and ten-year periods ended February 28, 2025 with that of several benchmark indices: the Dow Jones Islamic Market US Index (the “IMUS”), the Dow Jones Islamic Market World Index (the “DJIM”), the S&P 500 Index (the “SPX”), and the S&P Sharia Index (“SHX”). The Board also considered information regarding the performance of five other mutual funds that follow Islamic principles, similar to the Fund.
The Board considered that the Fund had performed competitively with the DJIM for the three and ten-year periods, but under performed the DJIM over the one- and five-year periods. The Board further noted that the Fund underperformed the IMUS, SPX and SHX over all periods under review.
The Board took into account the Fund’s investment performance information provided to it among the factors considered in deciding to re-approve the Advisory Agreement.
Costs of Services and Profits Realized by the Adviser
The Board examined comparative information regarding the Fund’s advisory fee and net expense ratio as compared to those of other comparable funds. The Board noted that the Fund’s advisory fee, as a percentage of net assets and taking into account the advisory fee waiver, was in the third quartile of the average for comparable funds and higher than the peer group median, in each case as reported by Morningstar. The Board also noted that the Fund’s net expense ratio, as a percentage of net assets, was in the fourth quartile of comparable funds and was higher than the peer group median as reported by Morningstar. The Board noted, however, that the Fund’s special nature makes it distinct from most of the funds in its Morningstar peer group, which included many funds that are part of much larger families of funds and, therefore, realize economies of scale that the Fund does not. The Board took into account the Advisory Fee Waiver Agreement between the Adviser and the Trust, on behalf of the Fund.
In addition, the Board considered the Adviser’s costs in servicing the Fund. The costs include those associated with the personnel and systems necessary to manage the Fund. The Board noted, also, that such costs included those associated with distributing and marketing the Fund, and complying with the regulatory requirements applicable to the Fund. The Board also considered the financial condition of the Adviser, which was operating at a loss.

19

IMAN FUND
OTHER INFORMATION
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
May 31, 2025 (Unaudited)(Continued)
The Board took into account the Fund’s expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement. Additionally, based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to the Adviser under the Advisory Agreement was fair and reasonable in light of the services provided and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.
Economies of Scale
The Board considered the potential for the Adviser to experience economies of scale in the provision of advisory services to the Fund, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders.
Other Benefits to the Adviser
The Board considered information regarding potential “fall-out” or ancillary benefits that accrue to the Adviser from its relationship with the Fund. The Board noted that the Adviser did not employ soft-dollars and therefore did not derive research products or services from brokerage commissions paid by the Fund on its brokerage transactions.
Conclusion
After full consideration of the above factors as well as other factors, the Board, including all independent Trustees, unanimously approved the Fund’s Advisory Agreement for a one-year term.

20

INVESTMENT ADVISER
Allied Asset Advisors, Inc.
Hometown, Illinois
DISTRIBUTOR
Quasar Distributors, LLC
Portland, Maine
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
Milwaukee, Wisconsin
ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bank Global Fund Services
Milwaukee, Wisconsin
CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin
LEGAL COUNSEL
Kirkland & Ellis LLP
Chicago, Illinois
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Quasar Distributors, LLC is the Distributor for the Fund.

Investment Advisor

AAA

Allied Asset Advisors, Inc.
8925 South Kostner Avenue
Hometown, IL 60456
(630) 789-0453
1-877-417-6161

WWW.INVESTAAA.COM

IF-ANNUAL525

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of [directors/trustees].

Item 16. Controls and Procedures.

(a)	The Registrant’s [Principal Executive Officer] and [Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed August 9, 2007.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allied Asset Advisors Funds

By (Signature and Title)*	/s/ Bassam Osman
Bassam Osman, President

Date	8/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bassam Osman
Bassam Osman, President

Date	8/4/2025

By (Signature and Title)*	/s/ Salah Obeidallah
Salah Obeidallah, Treasurer

Date	8/4/2025

* Print the name and title of each signing officer under his or her signature.